FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 14:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its foreign currency derivative contracts, its interest rate swap derivative liability and its embedded derivative liability related to the new facilities in Israel, at fair value using the market approach valuation technique. Foreign currency derivative contracts, fair value of the interest rate swap derivative liability and fair value of the embedded derivative liability are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Financial assets and liabilities measured at fair value under applicable accounting guidance as of December 31, 2011 and 2010 were presented on the Company's consolidated balance sheet as follows:

	December 31, 2011
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$335	$-	$335	$-

Total assets	$335	$-	$335	$-

Liabilities:

Interest Rate Swap	$(433)	$-	$(433)	$-
Foreign currency derivative instruments	(627)	-	(627)	-
Lease embedded derivative	(1,283)	-	(1,283)	-

Total liabilities	$(2,343)	$-	$(2,343)	$-

	December 31, 2010
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$980	$-	$980	$-

Total assets	$980	$-	$980	$-

Liabilities:

Interest Rate Swap	$(961)	$-	$(961)	$-
Foreign currency derivative instruments	(1,301)	-	(1,301)	-
Lease embedded derivative	(2,275)	-	(2,275)	-

Total liabilities	$(4,537)	$-	$(4,537)	$-